Equity-Accounted Investees	12 Months Ended
Dec. 31, 2024
Disclosure Of Interests In Other Entities [Abstract]
Equity-Accounted Investees
19.
Equity-accounted investees

As at	December 31, 2024	December 31, 2023
Interest in joint venture	413,124	538,331

SunStream is a joint venture in which the Company has a 50% ownership interest. SunStream is a private company, incorporated under the Business Corporations Act (Alberta), which provides growth capital that pursues indirect investment and financial services opportunities in the cannabis sector, as well as other investment opportunities.

SunStream is structured separately from the Company, and the Company has a residual interest in the net assets of SunStream. Accordingly, the Company has classified its interest in SunStream as a joint venture, which is accounted for using the equity-method.

The current investment portfolio of SunStream is comprised of secured debt, hybrid debt and derivative instruments with United States based cannabis businesses. These investments are recorded at fair value each reporting period with any changes in fair value recorded through profit or loss. SunStream actively monitors these investments for changes in credit risk, market risk and other risks specific to each investment.

The following table summarizes the carrying amount of the Company’s interest in the joint venture:

Carrying amount
Balance at December 31, 2022	519,255
Capital contributions	25,089
Share of net earnings	6,758
Share of other comprehensive loss	(12,771)
Balance at December 31, 2023	538,331
Capital refunds	(168)
Share of net loss	(65,459)
Share of other comprehensive income (taxes at 23%)	40,893
Distributions	(100,473)
Balance at December 31, 2024	413,124

SunStream is a related party due to it being classified as a joint venture of the Company. Capital contributions to the joint venture and distributions received from the joint venture are classified as related party transactions.

The following table summarizes the financial information of SunStream:

As at	December 31, 2024	December 31, 2023
Current assets (including cash and cash equivalents - 2024: $0.9 million, 2023: $0.3 million)	1,943	2,675
Non-current assets	408,233	532,740
Current liabilities	(762)	(1,096)
Net assets (liabilities) (100%)	409,414	534,319

Year ended December 31	2024	2023
Revenue (loss)	(61,916)	14,098
Profit (loss) from operations	(64,669)	7,348
Other comprehensive income (loss)	40,893	(12,771)
Total comprehensive income (loss)	(23,747)	(5,177)